EQUITY INVESTMENTS - Loan Receivable From Affiliate (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 06, 2017 MXN	Apr. 21, 2017 MXN
Sur de Texas
Equity Investments
Ownership interest (percent)	60.00%
Joint Venture | Sur de Texas
Equity Investments
Ownership interest (percent)	60.00%
Loans receivable from affiliates	CAD 919
Interest income, related party	CAD 34
Unsecured Loan Facility | Revolving credit facility | Joint Venture
Equity Investments
Credit facility, amount | MXN		MXN 21,300,000,000.0	MXN 13,600,000,000.0